Schedule of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.17%	4.24%
Rate of increase in future compensation levels	5.00%	5.00%
Discount rate	4.24%	5.14%	5.84%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.00%	7.25%	7.75%
Postretirement Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.42%	3.54%
Discount rate	3.54%	4.44%	5.57%